ACQUISITIONS (Tables)	6 Months Ended
Jun. 30, 2020
Business Combinations [Abstract]
Business Combination, Consideration Transferred, Working Capital Adjustments

The total purchase consideration and the fair values of the assets and liabilities at the acquisition date, which may be subject to adjustments as noted above, were as follows:

(in millions)	Purchase Price
Gross purchase price	$960.0
Working capital, including post close adjustments	216.1
Contingent consideration (a)	77.3

Total consideration	$1,253.4

(a) The Martinez Acquisition includes an obligation for the Company to make post-closing earn-out payments to the Seller based on certain earnings thresholds of the Martinez refinery (as set forth in the Sale and Purchase Agreement), for a period of up to four years following the acquisition closing date (the “Martinez Contingent Consideration”). The Company recorded the Martinez Contingent Consideration based on its estimated fair value of $77.3 million at the acquisition date, which was recorded within “Other long-term liabilities” within the Condensed Consolidated Balance Sheets.

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The following table summarizes the preliminary amounts recognized for assets acquired and liabilities assumed as of the acquisition date:

(in millions)	Fair Value Allocation
Inventories	$224.1
Prepaid and other current assets	5.4
Property, plant and equipment	987.9
Operating lease right of use assets (a)	7.8
Financing lease right of use assets (a)	63.5
Deferred charges and other assets, net	63.7
Accrued expenses	$(1.4)
Current operating lease liabilities	(1.9)
Current financing lease liabilities (b)	(6.0)
Long-term operating lease liabilities	(5.9)
Long-term financing lease liabilities	(57.5)
Other long-term liabilities - Environmental obligation	(26.3)

Fair value of net assets acquired	$1,253.4

(a)	Operating and Financing lease right of use assets are recorded in Lease right of use assets - third party within the Condensed Consolidated Balance Sheet.
(b)	Current financing lease liabilities are recorded in Accrued expenses within the Condensed Consolidated Balance Sheet.

Business Acquisition, Pro Forma Information

(Unaudited, in millions)	Six Months Ended June 30, 2020	Six Months Ended June 30, 2019
Pro-forma revenues	$8,122.9	$13,845.8
Pro-forma net income (loss) attributable to PBF Holding	(987.4)	218.4